DEBT Annual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Maturities of Debt
2018	$ 100
2019	50
2020	235
2021	0
2022	721
2023 and thereafter	4,035
Total	$ 5,141	$ 4,624